Comprehensive Income (Loss) (Components of Accumulated Other Comprehensive Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss, Beginning Balance	$ (7,607)	$ (11,106)
Total other comprehensive income (loss)	(18,089)	3,499	9,070
Total accumulated other comprehensive loss, Ending Balance	(25,696)	(7,607)	(11,106)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss, Beginning Balance	(5,879)	(3,319)
Total other comprehensive income (loss)	10	(2,560)
Total accumulated other comprehensive loss, Ending Balance	(5,869)	(5,879)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss, Beginning Balance	(1,728)	(7,787)
Total other comprehensive income (loss)	(18,099)	6,059
Total accumulated other comprehensive loss, Ending Balance	$ (19,827)	$ (1,728)